Cushing Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

June 15, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Cushing Funds Trust (the “Trust”)
File Nos. 333-167481 and 811-22428

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the Cushing® Royalty Energy Income Fund, is Post-Effective Amendment No. 7 under the 1933 Act and Amendment No. 9 under the 1940 Act to the Trust’s Registration Statement submitted on Form N-1A for the sole purpose of designating July 2, 2012 as the new effective date for Post-Effective Amendment No. 5 and Amendment No. 7, previously filed on Form N-1A on April 2, 2012.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
for U.S. Bancorp Fund Services, LLC